Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Subsequent Event, Pro Forma Business Combinations or Disposals [Text Block]

13. Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012

The following table presents Pro-Forma Operating Income (Loss) for the Company for the six months ended June 30, 2013 and 2012 based on the assumption that both Reach Media and Symon had been acquired on January 1, 2012. Operating expenses do not included any acquisition related expenses. In addition, the analysis includes the effect of the following entries required under GAAP purchase accounting guidelines:

Amortization expense includes amortization of the fair value Intangible Assets that were acquired.

Revenues have been reduced due to an adjustment of deferred revenue existing at the acquisition date to market value at the acquisition date.

	June 30, 2013	June 30, 2012
Revenues	32,920,646	32,465,262
Cost of Revenues	17,228,975	15,303,041
Gross Profit	15,691,671	17,162,221
Operating Expenses	25,041,396	19,080,510
Operating Income (Loss)	(9,349,725)	(1,918,289)

Operating expenses in 2013 include $4,135,316 of acquisition expenses.